Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 shares	Jan. 31, 2023	Dec. 31, 2022 $ / shares	Jul. 31, 2022	Jan. 31, 2022	Dec. 31, 2021 $ / shares	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 1,509,806	$ 212,652	¥ 1,207,581	¥ 1,010,013
Stock repurchased	¥ 4,968,545		¥ 6,424,792	¥ 1,927,719
Shan Outlets Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	2.17%	2.17%	1.82%	2.28%
Risk-free interest rate maximum	2.35%	2.35%	2.39%	2.52%
Expected volatility minimum	32.95%	32.95%	39.51%	36.40%
Expected volatility maximum	38.74%	38.74%	44.69%	40.10%
Share Price | $ / shares		$ 1,097,668					$ 832,456			$ 551,040
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation Aggregate of registered capital | shares					150,000,000
Share based compensation Aggregate of registered capital in percent					15.00%
Options vesting rights description	The vesting period is generally 4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.	The vesting period is generally 4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.
Maximum contractual term					10 years
Share-based payment award, maximum employee subscription rate					7.50%	0.868%		1.2283%	1.3538%		0.7611%	0.4208%	0.1484%
Shared compensation expense	¥ 441,195		¥ 352,651	¥ 150,793
Repurchase share price average period	3 years	3 years
Stock repurchased	¥ 66,829		¥ 0	¥ 0